Statement of Financial Position (USD $)	Jan. 31, 2012	Jan. 31, 2011
Current
Cash and cash equivalents	$ 9,249,307	$ 5,959,362
Receivables	67,093	33,102
Prepaid expenses and deposits	66,974	41,823
Total current assets	9,383,374	6,034,287
Equipment	447,936	113,881
Mineral property interest	815,000	815,000
Total assets	10,646,310	6,963,168
Current liabilities
Accounts payable and accrued liabilities	622,077	470,914
Due to related parties	28,425	247,306
Total liabilities	650,502	718,220
Stockholders' equity
Common stock, no par value, unlimited authorized, 71,437,317 and 56,587,922 issued and outstanding at January 31, 2012 and 2011, respectively	35,223,027	56,588
Shares subscribed	0	104,380
Additional paid-in capital	5,994,447	28,327,108
Deficit accumulated during the exploration stage	(31,241,510)	(22,243,128)
Accumulated other comprehensive income	19,844	0
Total stockholders' equity	9,995,808	6,244,948
Total liabilities and stockholders' equity	10,646,310	6,963,168
Commitments	0	0
Other Preferred Stock, Unlimited Shares Authorized [Member]
Stockholders' equity
Preferred stock, Series A convertible, no par value, authorized 2,000, nil shares issued and outstanding at January 31, 2012 and 2011	0	0
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock, Series A convertible, no par value, authorized 2,000, nil shares issued and outstanding at January 31, 2012 and 2011	$ 0	$ 0